Notes Related to the Consolidated Statements of Financial Position - Schedule of Right of Use (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Detailed Information Of Right Of Use [Line Items]
First application of IFRS 16		€ 7,443
Ending balance	€ 10,009
Gross carrying amount [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
First application of IFRS 16	7,443
Increase	4,121
Decrease	(375)
FX rate impact	108
Reclassification	1,092
Ending balance	12,389
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Increase	(1,366)
Decrease	36
FX rate impact	3
Reclassification	(1,053)
Ending balance	(2,380)
Building [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Ending balance	9,952
Building [member] | Gross carrying amount [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
First application of IFRS 16	7,397
Increase	4,088
Decrease	(355)
FX rate impact	108
Ending balance	11,237
Building [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Increase	(1,304)
Decrease	16
FX rate impact	3
Ending balance	(1,286)
Plant, Equipment, and Tooling [member] | Gross carrying amount [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Decrease	(20)
Reclassification	974
Ending balance	954
Plant, Equipment, and Tooling [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Decrease	20
Reclassification	(974)
Ending balance	(954)
Transport equipment [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Ending balance	58
Transport equipment [member] | Gross carrying amount [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
First application of IFRS 16	47
Increase	34
Ending balance	80
Transport equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Increase	(23)
Ending balance	(23)
Office Equipment and Computers [member] | Gross carrying amount [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Reclassification	118
Ending balance	118
Office Equipment and Computers [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Increase	(39)
Reclassification	(79)
Ending balance	€ (118)